Related Party Transaction (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2008
Cash and cash equivalents	$ 835.5	$ 727.4	$ 740.5	$ 762.0
Investment Advisory Fees	3,127.8	3,040.7	2,630.9
Distribution and Servicing Fees	771.6	780.2	645.5
Performance Fees	41.4	26.0	14.3
Revenue, Other Financial Services	109.6	135.4	95.2
Revenues	4,050.4	3,982.3	3,385.9
Unsettled fund receivables	550.1	444.4
Accounts Receivable, Net	449.4	424.4
Separate Account Assets	1,153.6	1,243.5
Other Assets	146.8	248.3
Assets	17,492.4	19,347.0
Employee-related Liabilities	609.8	592.5
Accounts Payable and Accrued Liabilities	626.4	687.1
Unsettled fund payables	552.5	439.6
Liabilities	8,443.4	10,209.4
Affiliated Entity [Member]
Cash and cash equivalents	223.2	257.7
Investment Advisory Fees	2,754.2	2,684.5	2,341.1
Distribution and Servicing Fees	752.0	779.6	644.9
Performance Fees	32.6	21.2	10.3
Revenue, Other Financial Services	101.6	128.9	93.3
Revenues	3,640.4	3,614.2	3,089.6
Unsettled fund receivables	131.5	178.8
Accounts Receivable, Net	258.3	247.8
Investments	562.8	433.4
Separate Account Assets	1,153.2	1,243.1
Other Assets	32.7	24.0
Assets	2,361.7	2,384.8
Employee-related Liabilities	234.3	236.3
Accounts Payable and Accrued Liabilities	21.5	18.8
Unsettled fund payables	266.0	205.0
Liabilities	$ 521.8	$ 460.1